August 4, 2005

VIA EDGAR

Mr. Craig Slivka United States Securities and Exchange Commission Division of Corporation Finance 450 Fifth Street, N.W. Washington, D.C. 20549

Re:                               RBC Bearings Incorporated

Amendment No. 2 to Registration Statement on Form S-1

File No. 333-124824 - filed July 26, 2005

Dear Mr. Slivka:

On behalf of RBC Bearings Incorporated, a Delaware corporation (the “Company”) and pursuant to the applicable provisions of the Securities Act of 1933, and the rules and regulations promulgated thereunder, please find enclosed for filing with the Securities and Exchange Commission, a complete copy (including certain exhibits not previously filed) of Amendment No. 3 (“Amendment No. 3”) to the above-captioned Registration Statement on Form S-1 (the “Registration Statement”). A copy of Amendment No. 3 to the Registration Statement has been manually signed in accordance with Rule 302 of Regulation S-T and the signature pages thereto will be retained by us for a period of five years.

This amendment reflects certain revisions of the original Registration Statement, as originally filed with the Commission on May 11, 2005, as amended by Amendment No. 1 to the Registration Statement (“Amendment No. 1”) on June 27, 2005, as amended by Amendment No. 2 to the Registration Statement on July 26, 2005 (“Amendment No. 2”) in response to the comment letter to Dr. Michael J. Hartnett, the Company’s Chief Executive Officer, dated July 29, 2005 from the staff of the Commission (the “Staff”).

We have referenced the appropriate page number of the prospectus contained in Amendment No. 2 in our responses contained herein. The numbered paragraphs below set forth the Staff’s comments together with our response. Unless otherwise indicated, capitalized terms used herein have the meanings assigned to them in the Registration Statement.

Securities and Exchange Commission

August 4, 2005

Industry and Market Data, page 26

(1)           Staff’s comment:  Please disclose that you obtained the information from The Freedonia Group, Inc. for a fee.  Also, please file The Freedonia Group’s consent as an exhibit.  Please refer to Item 601(b)(99) of Regulation S-K.

Response:  In response to the Staff’s comment, the consent of The Freedonia Group Incorporated has been filed with Amendment No. 3 as exhibit 23.4.  In addition, the disclosure to the Industry and Market Data paragraph on page 26 of the prospectus will be revised in the Company’s next amendment to the Registration Statement to insert at the end of the second sentence of such paragraph immediately after the words “by The Freedonia Group, Inc.”:

“and obtained by us after a payment by us to The Freedonia Group, Inc. of a licensing fee.”

* * * *

We hope that the foregoing has been responsive to the Staff’s comments.

If you have any questions related to this letter, please contact me at (212) 446-4943.

Sincerely,

/s/ Joshua N. Korff
Joshua N. Korff

cc:           Valerie Ford Jacob, Esq.
                Stuart H. Gelfond, Esq.